CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Par value per share (in dollars per share)	$ 0.02	$ 0.02
Number of shares issued (in shares)	531,846,000	500,000,000
Number of shares outstanding (in shares)	531,846,000	500,000,000